Background Background (Tables)	12 Months Ended
Sep. 30, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)

Net Sales	$968.2	$—	$968.2
Cost of goods sold	(516.6)	—	(516.6)
Gross Profit	451.6	—

Selling, general and administrative expenses	(239.5)	—	(239.5)
Amortization of intangible assets	(12.6)	—	(12.6)
Impairment of goodwill and other intangible assets	(503.5)	(63.0)	(566.5)
Other operating expenses, net	(1.6)	—	(1.6)
Operating (Loss) Profit	(305.6)	(63.0)	(368.6)

Intercompany interest expense	(51.5)	—	(51.5)
Other expense	(1.7)	—	(1.7)
Loss on sale of receivables	(13.0)	—	(13.0)
Equity in earnings of partnership	4.2	—	4.2
(Loss) Earnings before Income Taxes	(367.6)	(63.0)	(430.6)
Income tax benefit (provision)	6.3	—	6.3
Net (Loss) Earnings	$(361.3)	$(63.0)	$(424.3)

Basic and Diluted Earnings per Share	$(10.50)	$(1.83)	$(12.33)

	Ralcorp Investment	Accum. Other Comprehensive Income (Loss)	Total Ralcorp Equity	Comprehensive Income (Loss)
	(In millions)
Previously Reported September 30, 2011	$1,501.3	$(3.6)	$1,497.7	(365.5)

Restatement Adjustment	(63.0)	—	(63.0)	(63.0)
				$(428.5)
Restated September 30, 2011	$1,438.3	$(3.6)	$1,434.7

	As of September 30, 2011
	Previously Reported	Restatement Adjustment	Restated
Assets
Current Assets
Cash and cash equivalents	$1.7	$—	$1.7
Receivable from Ralcorp	41.3	—	41.3
Accounts receivable, net	10.1	—	10.1
Inventories	66.6	—	66.6
Deferred income taxes	3.8	—	3.8
Prepaid expenses and other current assets	4.0	—	4.0
Intercompany notes receivable	7.8	—	7.8
Total Current Assets	135.3	—	135.3
Property, net	412.1	—	412.1
Goodwill	1,429.2	(63.0)	1,366.2
Other intangible assets, net	748.6	—	748.6
Investment in partnership	60.2	—	60.2
Other assets	0.8	—	0.8
Total Assets	$2,786.2	$(63.0)	$2,723.2

Liabilities and Ralcorp Equity
Current Liabilities
Short-term intercompany debt	$68.0	$—	$68.0
Accounts payable	28.8	—	28.8
Other current liabilities	37.5	—	37.5
Total Current Liabilities	134.3	—	134.3
Long-term intercompany debt	716.5	—	716.5
Deferred income taxes	332.8	—	332.8
Other liabilities	104.9	—	104.9
Total Liabilities	1,288.5	—	1,288.5

Ralcorp Equity
Net investment of Ralcorp	1,501.3	(63.0)	1,438.3
Accumulated other comprehensive loss	(3.6)	—	(3.6)
Total Ralcorp Equity	1,497.7	(63.0)	1,434.7
Total Liabilities and Ralcorp Equity	$2,786.2	$(63.0)	$2,723.2

	Year Ended September 30, 2011
	Previously Reported	Restatement Adjustment	Restated

	(In millions)
Cash Flows from Operating Activities
Net (loss) earnings	$(361.3)	$(63.0)	$(424.3)
Adjustments to reconcile net (loss) earnings to net cash flow provided by operating activities:
Depreciation and amortization	58.7	—	58.7
Impairment of goodwill and other intangible assets	503.5	63.0	566.5
Stock-based compensation expense	1.7	—	1.7
Equity in earnings of partnership	(4.2)	—	(4.2)
Distributions from partnership	2.0	—	2.0
Deferred income taxes	(69.0)	—	(69.0)
Other changes in current assets and liabilities, net		—
Decrease (increase) in receivables	55.6	—	55.6
Increase in receivable from Ralcorp	(41.3)	—	(41.3)
Change in due to/from Kraft Foods Inc.	—	—	—
Decrease (increase) in inventories	3.7	—	3.7
(Increase) decrease in prepaid expenses and other current assets	(1.8)	—	(1.8)
(Decrease) increase in accounts payable and other current liabilities	(7.6)	—	(7.6)
Other, net	3.8	—	3.8
Net Cash Provided by Operating Activities	143.8	—	143.8

Cash Flows from Investing Activities
Additions to property and intangible assets	(14.9)	—	(14.9)
Net Cash Used by Investing Activities	(14.9)	—	(14.9)

Cash Flows from Financing Activities
Change in net investment of Ralcorp	(192.3)	—	(192.3)
Changes in intercompany debt	60.2	—	60.2
Net Cash Used by Financing Activities	(132.1)	—	(132.1)
Effect of Exchange Rate Changes on Cash	0.1	—	0.1

Net (Decrease) Increase in Cash and Cash Equivalents	(3.1)	—	(3.1)
Cash and Cash Equivalents, Beginning of Year	4.8	—	4.8
Cash and Cash Equivalents, End of Year	$1.7	$—	$1.7